Basis of Presentation and General Information, Vessels Acquisitions - 20F (Details)				12 Months Ended
	Aug. 06, 2015 Vessel	Mar. 19, 2015 t	Dec. 23, 2014 t	Dec. 31, 2015 Vessel
Vessel Acquisitions [Abstract]
Number of vessels acquired				8
Leadership [Member]
Vessel Acquisitions [Abstract]
Dead weight tonnage | t		171,199	171,199
Dry Bulk Vessel [Member]
Vessel Acquisitions [Abstract]
Number of vessels acquired	7